PENSION PLANS AND POSTRETIREMENT BENEFITS - Defined contribution pension plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND POSTRETIREMENT BENEFITS
Defined contribution expense	$ 17.6	$ 16.0	$ 15.6